Pensions (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Changes in pension liabilities and plan assets during the year

Changes in pension liabilities and plan assets during the year
(in USD million)	2025	2024

Pension liabilities at 1 January	7,286	8,328
Current service cost	136	153
Interest cost	415	376
Actuarial (gains)/losses	(348)	(494)
Foreign currency translation effects	915	(853)
Other changes in notional contribution liability and other effects	200	61
Benefits paid	(310)	(284)
Losses/(gains) from curtailment, settlement or plan amendment	(90)	—
Pension liabilities at 31 December	8,204	7,286

Fair value of plan assets at 1 January	5,522	5,664
Interest income	257	204
Return on plan assets (excluding interest income)	170	259
Company contributions	66	129
Benefits paid	(158)	(148)
Other effects	(93)	—
Foreign currency translation effects	676	(587)
Asset ceiling	(205)	—

Fair value of plan assets at 31 December	6,235	5,522

Net pension liability at 31 December	1,969	1,765

Represented by:
Asset recognised as non-current pension assets (funded plan)	2,107	1,717
Liability recognised as non-current pension liabilities (unfunded plans)	4,076	3,482

Pension liabilities specified by funded and unfunded pension plans	8,204	7,286

Funded	4,132	3,808
Unfunded	4,072	3,478

Schedule of actuarial assumptions

Actuarial assumptions
	Assumptions used to determine benefit obligations in %
Rounded to the nearest quartile	2025	2024

Discount rate	4.50	4.25
Rate of compensation increase	4.00	4.00
Expected rate of pension increase	3.25	3.25
Expected increase of social security base amount (G-amount)	3.75	3.75

Weighted-average duration of the defined benefit obligation	12.50	13.00

Schedule of sensitivity analysis	The table below presents an estimate of the potential effects of changes in discount rate and expected rate of pension increase for the defined benefit plans. The following estimates are based on facts and circumstances as of 31 December
2025.

	Discount rate		Expected rate of pension increase
(in USD million)	0.50%	(0.50)%	0.50%	(0.50)%

Effect on:
Defined benefit obligation at 31 December 2025	(423)	472	418	(383)

Schedule of portfolio weighting

(in %)	2025	2024	Target portfolio weight

Equity securities	35.2	34.1	30 - 38
Interest bearing investments	61.1	61.7	55 - 67
Real estate	3.7	4.2	0 - 10

Total	100.0	100.0